UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 91.4%

                                                           SHARES          VALUE
                                                        ------------   -------------
ARGENTINA - 0.5%
   Petrobras Energia Participaciones ADR ............        133,400   $     925,796
   Telecom Argentina ADR * ..........................        113,725       1,554,621
                                                                       -------------
                                                                           2,480,417
                                                                       -------------
BRAZIL - 2.2%
   BM&FBOVESPA ......................................        459,600       2,967,865
   Cia de Saneamento Basico do Estado de Sao Paulo ..        252,121       4,245,964
   Cia de Saneamento de Minas Gerais ................         58,000         792,931
   EDP - Energias do Brasil .........................         29,500         435,261
   Embratel Participacoes ...........................            794               5
   Empresa Brasileira de Aeronautica ................        361,400       1,758,057
   Equatorial Energia ...............................         17,586         158,458
   Light ............................................         60,489         788,352
   Seara Alimentos * ................................            911               3
   Tim Participacoes * ..............................              1               3
                                                                       -------------
                                                                          11,146,899
                                                                       -------------
CHILE - 1.1%
   Banco Santander Chile ADR ........................         82,405       4,046,910
   Empresa Nacional de Electricidad ADR .............         24,000       1,183,200
   Enersis ADR ......................................         11,879         227,958
                                                                       -------------
                                                                           5,458,068
                                                                       -------------
CHINA - 9.8%
   Bank of China ....................................     25,709,000      12,805,567
   China Citic Bank .................................      5,330,000       3,714,046
   China Construction Bank ..........................     12,246,000       9,876,444
   China Life Insurance .............................        293,000       1,298,735
   China Petroleum & Chemical .......................      1,036,000         930,455
   China Sports International .......................        670,000          81,480
   China Telecom ....................................      3,256,000       1,697,431
   China Vanke ......................................         98,300         140,800
   Dongfeng Motor Group .............................      4,448,000       4,741,013
   Harbin Power Equipment ...........................        148,000         175,320
   Industrial & Commercial Bank of China ............     18,801,000      13,537,593

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
CHINA - CONTINUED
   Qingling Motors ..................................        464,000   $      98,793
   Shanghai Friendship Group ........................        222,970         246,159
   Shanghai Jinjiang International Investment
      Holdings ......................................         80,000          81,520
   Yanzhou Coal Mining ..............................        408,000         633,889
                                                                       -------------
                                                                          50,059,245
                                                                       -------------
CZECH REPUBLIC - 0.5%
   Komercni Banka ...................................          1,629         281,671
   Telefonica O2 Czech Republic .....................         76,237       2,085,653
                                                                       -------------
                                                                           2,367,324
                                                                       -------------
EGYPT - 0.8%
   Alexandria Mineral Oils ..........................         24,485         210,941
   Commercial International Bank ....................        128,390       1,124,067
   El Ezz Steel .....................................        408,960         937,111
   Sidi Kerir Petrochemcials ........................         64,030         142,728
   Talaat Moustafa Group * ..........................        762,593         757,040
   Telecom Egypt ....................................        282,406         888,987
                                                                       -------------
                                                                           4,060,874
                                                                       -------------
HONG KONG - 2.3%
   China Mobile .....................................         61,500         645,990
   China Pharmaceutical Group .......................      1,866,000       1,064,290
   CNOOC ............................................      4,631,000       6,226,856
   Cnpc Hong Kong ...................................      3,700,000       3,747,984
   Guangdong Investment .............................        278,000         155,690
                                                                       -------------
                                                                          11,840,810
                                                                       -------------
HUNGARY - 0.2%
   Egis Gyogyszergyar Nyrt ..........................          1,821         186,120
   Magyar Telekom Telecommunications ................        198,662         723,839
                                                                       -------------
                                                                             909,959
                                                                       -------------
INDIA - 13.2%
   Allahabad Bank ...................................         55,563         102,873
   Ambuja Cements ...................................        369,230         838,106
   Andhra Bank ......................................         82,319         158,955

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
INDIA - CONTINUED
   Apollo Tyres .....................................      1,148,334   $     964,552
   Bank of Baroda ...................................        513,232       4,670,626
   Bank of India ....................................        374,105       2,571,385
   Bharat Petroleum .................................        243,913       2,418,719
   Canara Bank ......................................        396,876       2,373,783
   Central Bank of India ............................        162,604         344,598
   Chennai Petroleum ................................        112,261         428,729
   Dena Bank ........................................        168,230         193,922
   Essar Oil * ......................................        354,992       1,121,418
   Federal Bank * ...................................         26,500         133,193
   GAIL India .......................................        318,787       2,213,836
   Grasim Industries ................................          5,055         290,181
   Great Eastern Shipping ...........................        176,423         952,241
   GTL ..............................................         58,014         364,105
   Hindustan Petroleum ..............................        209,048       1,527,406
   IDBI Bank ........................................        905,473       2,001,323
   IFCI * ...........................................      2,303,236       2,469,474
   Indian Bank ......................................        122,498         368,519
   Indian Oil .......................................         70,541         807,827
   Indian Overseas Bank .............................         59,700         109,346
   Infosys Technologies .............................          6,431         277,737
   Mahanagar Telephone Nigam ........................        269,527         578,524
   Mangalore Refinery & Petrochemicals ..............        231,902         409,952
   NIIT Technologies ................................         59,925         125,680
   Oil & Natural Gas ................................        476,079      11,593,719
   Oriental Bank of Commerce ........................        210,696         757,492
   Patni Computer Systems ...........................         52,194         394,949
   Petronet LNG .....................................        142,237         207,850
   Polaris Software Lab .............................        133,509         344,526
   Punjab National Bank .............................        483,991       6,989,012
   Rajesh Exports * .................................        119,870         103,194
   Sasken Communications Technologies * .............        172,294         417,939
   SRF ..............................................        200,997         584,910

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
INDIA - CONTINUED
   State Bank of India ..............................        106,637   $   4,041,609
   Steel Authority of India .........................        657,849       2,412,572
   Tata Motors ......................................        148,641       1,310,871
   Tata Steel .......................................        659,120       6,375,400
   Tata Tea .........................................         36,199         644,425
   Union Bank of India ..............................        386,150       1,889,550
   Vijaya Bank ......................................        205,532         187,903
                                                                       -------------
                                                                          67,072,931
                                                                       -------------
INDONESIA - 0.6%
   Astra International ..............................        208,000         614,355
   Bank Rakyat Indonesia ............................        523,000         384,869
   Bumi Resources ...................................      2,723,500         768,730
   Gudang Garam .....................................        163,000         231,683
   Indah Kiat Pulp and Paper * ......................        519,500          94,788
   Indo Tambangraya Megah ...........................        176,000         470,161
   Medco Energi Internasional .......................      1,504,000         504,113
                                                                       -------------
                                                                           3,068,699
                                                                       -------------
ISRAEL - 0.2%
   Bezeq Israeli Telecommunication ..................        625,671       1,239,946
                                                                       -------------
MALAYSIA - 1.6%
   AMMB Holdings ....................................      1,147,100       1,303,523
   Boustead Heavy Industries ........................         76,000         100,614
   Bumiputra-Commerce Holdings ......................        140,700         431,693
   KUB Malaysia .....................................        603,700          91,756
   Kulim Malaysia ...................................        104,100         214,410
   Land & General * .................................      4,219,800         353,648
   Malaysia Building Society ........................        469,900         130,824
   Proton Holdings ..................................        128,600          99,373
   Public Bank ......................................        227,700         659,812
   Telekom Malaysia .................................      4,284,700       3,639,561
   Tenaga Nasional ..................................        514,134       1,190,395
                                                                       -------------
                                                                           8,215,609
                                                                       -------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
MEXICO - 3.5%
   America Movil, Ser L .............................      5,791,200   $  12,454,194
   Grupo Aeroportuario del Sureste, Cl B ............         18,800          83,707
   Grupo Mexico, Ser B ..............................      2,573,993       3,664,325
   Telefonos de Mexico, Ser L .......................      2,035,800       1,620,192
                                                                       -------------
                                                                          17,822,418
                                                                       -------------
PAKISTAN - 1.0%
   Arif Habib Securities ............................      2,611,850         890,174
   Attock Refinery ..................................        733,900       1,339,811
   Bank Alfalah * ...................................        904,800         122,716
   Bank of Punjab * .................................      1,350,437         170,925
   DG Khan Cement * .................................      1,948,800         855,542
   National Bank of Pakistan ........................        191,100         159,135
   National Refinery ................................         82,197         218,785
   Nishat Mills .....................................        763,000         369,705
   Oil & Gas Development ............................        713,200         748,860
   Pakistan Telecommunication .......................      1,002,905         207,848
                                                                       -------------
                                                                           5,083,501
                                                                       -------------
PHILIPPINES - 0.7%
   Globe Telecom ....................................         17,410         381,082
   Philippine Long Distance Telephone ...............         60,048       3,185,786
                                                                       -------------
                                                                           3,566,868
                                                                       -------------
POLAND - 2.9%
   KGHM Polska Miedz ................................        413,511      12,304,758
   Telekomunikacja Polska ...........................        423,422       2,168,893
                                                                       -------------
                                                                          14,473,651
                                                                       -------------
RUSSIA - 3.1%
   Gazprom ADR ......................................        221,144       4,566,624
   LUKOIL ADR .......................................        177,198       8,859,900
   Mobile Telesystems ADR ...........................          8,100         340,119
   Surgutneftegaz ADR ...............................        260,762       2,028,728
                                                                       -------------
                                                                          15,795,371
                                                                       -------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
SINGAPORE - 0.3%
   Yangzijiang Shipbuilding Holdings ................      2,423,000   $   1,507,008
                                                                       -------------
SOUTH AFRICA - 2.3%
   Aveng ............................................        587,903       2,808,575
   Barloworld .......................................         16,346          96,029
   Grindrod .........................................         55,845         111,690
   Group ............................................        348,305       5,756,364
   Investec .........................................         90,442         645,764
   Mittal Steel South Africa ........................         51,727         667,876
   Sanlam ...........................................         81,144         207,234
   Telkom ...........................................        187,328         934,826
   Vodacom Group Pty * ..............................         31,854         241,424
   Wilson Bayly Holmes-Ovcon ........................          7,408         108,083
                                                                       -------------
                                                                          11,577,865
                                                                       -------------
SOUTH KOREA - 18.1%
   AtlasBX ..........................................        262,941       3,184,034
   Choongwae Pharma .................................         28,970         372,140
   Daesang ..........................................        192,960       1,103,576
   Daewoo Securities ................................         17,560         339,074
   Dongbu Steel .....................................         24,530         190,267
   GS Holdings ......................................        132,550       3,573,492
   Haansoft .........................................         87,834         305,428
   Hana Financial Group .............................         24,210         693,299
   Hite Holdings ....................................         14,760         464,948
   Husteel ..........................................         22,760         370,581
   Hyundai DSF ......................................         11,420          84,094
   Hyundai H&S ......................................          4,484         265,988
   Hyundai Heavy Industries .........................            580         102,029
   Hyundai Marine & Fire Insurance ..................        150,770       2,374,671
   Hyundai Motor ....................................          9,298         670,229
   In the F * .......................................         76,100         115,501
   IS Dongseo .......................................         14,540          87,916
   IsuPetasys .......................................         55,990          77,878

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
SOUTH KOREA - CONTINUED
   KIWOOM Securities ................................          9,532   $     451,565
   Kolon I'Networks .................................         18,589          46,389
   Korea Electric Power .............................         74,750       2,036,635
   Korea Zinc .......................................          1,904         218,877
   Korean Petrochemical Industries ..................         11,669         443,961
   KP Chemical * ....................................         86,780         571,575
   KT ...............................................        327,459      10,636,657
   Kyeryong Construction Industrial .................         31,442         577,543
   LG ...............................................        110,330       5,975,983
   LG Chemical ......................................         37,181       4,624,048
   LG Display .......................................        273,170       7,923,316
   LG Electronics ...................................        120,710      12,790,006
   LG Telecom .......................................         56,060         396,300
   Maeil Dairy Industry .............................         19,149         208,380
   ON*Media * .......................................         90,890         262,883
   People & Telecommunication .......................         11,512         113,971
   POSCO Coated & Color Steel .......................          9,030         185,077
   Samsung Card .....................................          5,360         219,277
   Samsung Electronics ..............................         32,364      19,171,605
   Samsung SDI ......................................         38,546       3,216,897
   Samsung Securities ...............................         13,347         838,692
   Shinwon ..........................................         69,540          93,312
   SK Holdings ......................................         49,288       4,436,001
   Sungwoo Hitech ...................................            788           5,093
   Tong Yang Securities .............................         49,200         632,008
   TS ...............................................          9,320         394,243
   Woori Finance Holdings ...........................         38,990         448,216
   Youngone * .......................................         86,328         589,788
   Youngone Holdings ................................         21,582         341,689
                                                                       -------------
                                                                          92,225,132
                                                                       -------------
TAIWAN - 16.8%
   AcBel Polytech ...................................        753,000         499,322
   AmTRAN Technology ................................        648,000         446,488

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
TAIWAN - CONTINUED
   Asia Polymer .....................................        433,000   $     269,965
   AU Optronics .....................................      4,505,073       4,999,532
   Cathay Financial Holding .........................      1,675,000       2,573,781
   Chaun-Choung Technology ..........................         96,000         127,024
   Chia Hsin Cement * ...............................      1,931,539         998,158
   China General Plastics * .........................      1,466,000         518,463
   China Life Insurance * ...........................      4,066,710       2,368,115
   Chong Hong Construction ..........................          4,000           8,110
   Chunghwa Picture Tubes ...........................      8,433,000       1,324,084
   Compal Electronics ...............................     10,563,077      10,369,850
   Coretronic .......................................        156,000         185,250
   Far EasTone Telecommunications ...................        150,821         177,491
   Fubon Financial Holding ..........................     12,187,000      12,502,822
   Gamania Digital Entertainment ....................        748,160       1,359,461
   GigaMedia * ......................................         75,854         370,168
   Hai Kwang Enterprise .............................        303,571         189,732
   HannStar Display .................................     11,223,430       2,723,735
   Hwacom Systems * .................................        600,000         515,854
   Inventec .........................................      2,557,068       1,481,228
   Inventec Appliances ..............................      1,647,900       1,602,683
   Li Peng Enterprise * .............................        103,000          30,366
   Lite-On Technology ...............................        486,000         553,418
   Longwell .........................................        424,000         460,195
   Macronix International ...........................      6,552,392       3,426,022
   Masterlink Securities ............................        283,000         108,282
   Mega Financial Holding ...........................      1,316,000         686,085
   Mercuries & Associates ...........................        166,000          71,866
   Mitac International ..............................      2,634,000       1,216,619
   Phihong Technology ...............................        233,000         145,625
   POU Chen .........................................      2,290,000       1,619,756
   Quanta Computer ..................................      2,647,867       5,013,186
   Sampo * ..........................................        639,000         107,149
   Sanyang Industry .................................        292,000         128,195
   Siliconware Precision Industries .................        247,000         332,095

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
TAIWAN - CONTINUED
   Sinon ............................................        642,000   $     295,555
   Soft-World International .........................        117,000         681,311
   Taishin Financial Holding ........................      2,657,000       1,036,878
   Taiwan Cooperative Bank ..........................      2,200,000       1,354,878
   Taiwan Life Insurance * ..........................        147,000         118,317
   Taiwan Line Tek Electronic * .....................        172,000         201,890
   Taiwan Pulp & Paper * ............................        712,000         214,468
   Taiwan Semiconductor Manufacturing ...............      4,176,615       7,500,080
   Taiwan Surface Mounting Technology ...............        626,234       1,189,462
   Tatung * .........................................      9,945,000       2,540,826
   Teco Electric and Machinery ......................        211,000          92,634
   Tong Yang Industry ...............................        436,000         491,829
   TYC Brother Industrial * .........................        152,000          97,780
   United Microelectronics ..........................     14,978,000       6,644,204
   Universal Scientific Industrial ..................        686,000         265,616
   USI ..............................................      2,845,000       1,270,709
   Ve Wong * ........................................        116,000          91,067
   Winbond Electronics * ............................      3,825,000         798,819
   Yageo ............................................      1,969,000         470,039
   Yuanta Financial Holding .........................        618,000         444,659
                                                                       -------------
                                                                          85,311,196
                                                                       -------------
THAILAND - 4.5%
   Bangkok Bank .....................................        946,500       3,088,227
   Bank of Ayudhya ..................................        464,300         247,026
   Charoen Pokphand Foods ...........................      3,608,100         556,806
   Electricity Generating ...........................        419,200         911,840
   Kasikornbank .....................................        509,000       1,084,730
   Krung Thai Bank ..................................      3,940,700         973,012
   Lanna Resources ..................................      1,764,100         565,217
   LPN Development ..................................        752,100         120,486
   Property Perfect .................................      2,118,800         170,650
   PTT ..............................................      1,670,500      11,735,729
   Siam Commercial Bank .............................      1,347,700       3,060,254

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
THAILAND - CONTINUED
   Thai Airways International * .....................        374,000   $     149,512
   Thanachart Capital ...............................        289,000         117,231
   Thoresen Thai Agencies ...........................        273,570         181,737
   True * ...........................................      1,613,800         105,310
                                                                       -------------
                                                                          23,067,767
                                                                       -------------
TURKEY - 5.2%
   Anadolu Sigorta ..................................      2,436,461       1,922,780
   Aygaz ............................................        233,227         609,287
   Dogan Sirketler Grubu Holdings * .................      5,014,934       3,821,162
   Eczacibasi Yatirim Holding .......................        557,648       1,085,022
   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret ..................      2,206,824       2,297,055
   Haci Omer Sabanci Holding ........................      1,038,963       3,887,541
   Petrol Ofisi * ...................................        456,976       1,756,524
   Turk Hava Yollari ................................        227,705         359,395
   Turk Sise ve Cam Fabrikalari .....................      4,752,801       4,332,780
   Turkiye Is Bankasi ...............................      1,066,598       3,700,694
   Turkiye Vakiflar Bankasi Tao, Cl D ...............      1,324,377       2,793,094
                                                                       -------------
                                                                          26,565,334
                                                                       -------------
   TOTAL COMMON STOCK
      (Cost $405,272,712) ...........................                    464,916,892
                                                                       -------------
PREFERRED STOCK - 6.9%
BRAZIL - 6.9%
   Brasil Telecom Participacoes .....................         85,500         728,665
   Centrais Eletricas Brasileiras, Cl A .............        325,100       4,498,568
   Centrais Eletricas de Santa Catarina, Ser B ......         60,900       1,121,644
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar, Cl Preference * .......................              1              23
   Cia Paranaense de Energia, Ser B .................        314,552       4,875,598
   Confab Industrial ................................        309,454         974,253
   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo .........................................        163,461       3,062,319
   Embratel Participacoes ...........................             60              --

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                           SHARES          VALUE
                                                        ------------   -------------
BRAZIL - CONTINUED
   Lojas Americanas .................................              3   $          17
   Metalurgica Gerdau, Cl A .........................        968,723      14,168,451
   Noxville Investimentos * .........................            455              --
   Telecomunicacoes de Sao Paulo ....................         37,400         874,572
   Telegraph Norte Leste Participacoes ..............        168,000       2,576,991
   Telemar Norte Leste ..............................         67,300       1,804,773
   Tractebel Energia, Ser B * .......................              1              --
   Ultrapar Participacoes ...........................          7,400         249,445
   Universo Online ..................................         68,850         291,722
                                                                       -------------
   TOTAL PREFERRED STOCK
      (Cost $22,450,967) ............................                     35,227,041
                                                                       -------------
CASH EQUIVALENT - 0.7%
   Union Bank N.A. Diversified Money
      Market Fund, Fiduciary Shares, 0.020% (a)
      (Cost $3,269,515) .............................      3,269,515       3,269,515
                                                                       -------------
   TOTAL INVESTMENTS - 99.0%
      (Cost $430,993,194) + .........................                  $ 503,413,448
                                                                       =============

PERCENTAGES ARE BASED ON NET ASSETS OF $508,425,669.

*    NON-INCOME PRODUCING SECURITY.

(a)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $430,993,194, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $109,411,834 AND $(36,991,580), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2009
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio's investments in accordance with FAS No. 157 carried at value:

Investments in Securities           Level 1       Level 2+    Level 3      Total
-------------------------         ------------   ----------   -------   ------------
   Common Stock                   $459,616,072   $5,300,820     $--     $464,916,892
   Preferred Stock                  35,227,041           --      --       35,227,041
   Cash Equivalent                   3,269,515           --      --        3,269,515
                                  ------------   ----------     ---     ------------
Total Investments in Securities   $498,112,628   $5,300,820     $--     $503,413,448
                                  ============   ==========     ===     ============

+ Represents securities trading primarily outside the United States the values of which were adjusted as a result of significant market movements following the closing of local trading.

ACA-QH-003-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009